ALLOWANCES FOR DOUBTFUL RECEIVABLES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ALLOWANCES FOR DOUBTFUL RECEIVABLES
Allowance of doubtful receivables , advance to suppliers and prepayment for purchases of property, plant and equipment	$ 852,278	$ (1,374,668)	$ 3,919,044
Allowances for accounts receivable
Movement of allowances
Beginning of the year	1,090,274	2,412,695	114,271
Allowances made (reversal) during the year	852,278	(1,402,085)	2,237,042
Write off	(143,197)
Foreign exchange effect	22,400	79,664	61,382
Closing balance	1,821,755	1,090,274	2,412,695
Allowances for other receivables
Movement of allowances
Beginning of the year	8,739,314	8,733,597	9,456,014
Allowances made during the year	3,412		42,379
Write off	(47,702)		(774,792)
Foreign exchange effect	703	5,717	9,996
Closing balance	8,695,727	8,739,314	8,733,597
Allowances for advances for purchases of property, plant and equipment
Movement of allowances
Beginning of the year	1,267,565	887,888
Allowances made (reversal) during the year	(5,125)	321,430	1,808,989
Write off			(943,340)
Foreign exchange effect	12,915	58,247	22,239
Closing balance	1,275,355	1,267,565	887,888
Allowances for advances to suppliers
Movement of allowances
Beginning of the year	4,405,850	4,661,198	4,887,683
Allowances made (reversal) during the year	1,713	(294,013)	(169,366)
Write off			(133,587)
Foreign exchange effect	17,086	38,665	76,468
Closing balance	$ 4,424,649	$ 4,405,850	$ 4,661,198